Government Grants	12 Months Ended
Aug. 31, 2020
Government Grants [Abstract]
Government Grants
3	Government Grants

In fiscal 2020, the Government of Canada introduced the Canada Emergency Wage Subsidy (CEWS) to help qualifying Canadian businesses facing hardship as a result of the coronavirus pandemic. The CEWS covered up to 75% of wages for a maximum period of four months starting March 15, 2020 and ending July 4, 2020. It also covered up to 60% of wages for the periods starting July 5 and ending August 29, 2020, up to 50% for the period starting August 30 and ending September 26, 2020, up to 40% for the period starting September 27 and ending October 24, 2020, up to 40% for the period starting October 25 and ending November 21, 2020, and up to 40% for the period starting November 22 and ending December 19, 2020. To be eligible to the CEWS, businesses must have suffered a drop in gross revenues above certain thresholds during these periods.

The company qualified for the CEWS for the period from March 15 to May 9, 2020, and recorded grants of $3,262,000 in the consolidated statement of earnings for the year ended August 31, 2020. The company accounted for the CEWS as a government grant under IAS 20, Accounting for Government Grants and Disclosure of Government Assistance, and it was deducted from the same consolidated statement of earnings line item as the wages were recognized (note 20).